LONG-TERM DEBT - Changes in Long-Term Debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Roll Forward]
Balance, beginning of year	$ 8,836.9	$ 9,266.8
Cash flows
Issuance of long-term debt	3,287.7
Issuance of long-term debt	3,240.5	4,972.3
Repayment of long-term debt	(2,906.3)	(5,365.1)
Payment of financing costs	(25.1)	(38.2)
Long-term debt via business combinations	0.0	182.5
Proceeds from termination of hedged arrangements	0.0	17.3
Payment for termination of hedged arrangements	(7.5)	0.0
Non-cash changes
Accrued interest and other non-cash changes	24.1	7.4
Revaluation of foreign exchange	802.9	(217.1)
Fair value movements on cash flow hedges	(13.2)	11.0
Balance, end of year	$ 9,999.5	$ 8,836.9